Maintenance Reserves and Accrued Maintenance Costs (Tables)	3 Months Ended
Mar. 31, 2013
Maintenance Reserves and Accrued Maintenance Costs [Abstract]
Summary of the company's maintenance reserves and accruals
At March 31, 2013 and December 31, 2012, the liability for maintenance reserves and accrued maintenance costs consisted of refundable maintenance payments billed to lessees based on usage and accrued maintenance costs for both off-lease aircraft and lessee maintenance claims for non-refundable maintenance reserves.   Refundable maintenance reserves at December 31, 2012 also included a $6,528,500 payment received from a lessee when its two aircraft leases were assigned to a new lessee upon the sale of the original lessee's assets in 2012.  The subject aircraft were returned to the Company by the new lessee in the first quarter of 2013 in connection with the new lessee's bankruptcy and the payment was recorded as maintenance reserves revenue.

	March 31, 2013	December 31, 2012

Refundable maintenance reserves	$8,509,500	$14,477,400
Accrued maintenance costs	2,608,200	878,700
	$11,117,700	$15,356,100

Additions to and deductions from the company's accrued maintenance cost for aircraft maintenance
Additions to and deductions from the Company's accrued maintenance costs during the three months ended March 31, 2013 and 2012 for aircraft maintenance were as follows:

	For the Three Months Ended March 31,
	2013	2012

Balance, beginning of period	$878,700	$1,013,400

Additions:
Charged to expense	2,692,600	754,800
Reversals of previously accrued maintenance costs	(287,400)	(300)
Total maintenance expense	2,405,200	754,500
Capital equipment	384,800	46,000
Accrued claims related to refundable maintenance reserves	262,900	292,300
Prepaid maintenance and other	90,500	122,500
Total additions	3,143,400	1,215,300

Deductions:
Payments	1,413,900	1,026,200
Other	-	217,000
Total deductions	1,413,900	1,243,200

Net increase/(decrease) in accrued maintenance costs	1,729,500	(27,900)

Balance, end of period	$2,608,200	$985,500